NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	The preparation of combined financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the combined financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to useful life and recoverability of long-lived assets, deferred income tax asset valuations and loss contingencies. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

b)Net Parent’s Investment

In the accompanying combined balance sheets, net parent investment represent Rose’s historical investment in the Company, and the Company’s accumulated net losses.

c)Cash and Cash Equivalents

Cash and cash equivalents comprise cash-in-hand and on-demand deposits and other short-term highly liquid investments that are readily convertible to a known amount of cash with three months or less remaining to maturity and are subject to an insignificant risk of changes in value.

d)Foreign Currency

The accounts of the Company are maintained in Mexican Pesos. The accounts of the Company are translated into United States dollars (“USD”), with the Mexican Peso as the functional currency. All assets and liabilities are translated at the exchange rate on the balance sheet date, net parent investment is translated at historical rates and statement of operations items are translated at the average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translation of foreign currency transactions and balances are reflected in the statement of operations and other comprehensive loss. The following table details the exchange rates used for the respective periods:

	November 30, 2017	December 31, 2016
Balance sheet date: Mexican Peso to USD exchange rate	18.63	20.73
Average for the period ended: Mexican Peso to USD exchange rate	18.82	18.64

e)Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivables, taxes receivable, accounts payable and accrued liabilities, taxes payable, amounts due to related parties, royalties payable, and asset retirement obligation. The Company believes that the recorded values of all of the other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

f)Property, Plant and Equipment

Property, plant and equipment consists of the SDA Mill, mill equipment, automotive equipment and office equipment and is recorded at cost, less accumulated depreciation. Property, plant and equipment is amortized on a straight-line basis over its estimated life:

•SDA Mill – 10 years

•Mill equipment – 5 to 10 years

•Automotive equipment – 5 years

•Office Equipment – 30% declining balance and 10 years

g)Revenue Recognition

The Company records revenue when all of the following criteria are met: a) persuasive evidence of an arrangement with the customer exists, b) the price to the customer is fixed and determinable, c) product is shipped or delivery is complete (depending on the terms) and collection probability is reasonably assured.

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740, Income Taxes, as of its inception. Pursuant to ASC 740, the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net In July 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815). The amendments in Part I of this Update change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. For freestanding equity classified financial instruments, the amendments require entities that present earnings per share (EPS) in accordance with Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features are now subject to the specialized guidance for contingent beneficial conversion features (in Subtopic 470-20, Debt—Debt with Conversion and Other Options), including related EPS guidance (in Topic 260). The amendments in Part II of this Update recharacterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. Those amendments do not have an accounting effect. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments in Part I of this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.  The Company does not expect the adoption to have a material impact on the Company’s combined financial statements.